RELATED PARTY TRANSACTIONS (Schedule of Related Party Revenues) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenue from Related Parties	121,049,990	107,322,897	36,571,348
Hotel Reservation Revenue [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	102,272,081	90,692,409	31,717,197
Air Ticketing [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	894,971	453,535	242,989
Other Revenues [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	17,882,938	16,176,953	4,611,162